SCHEDULE I FINANCIAL INFORMATION FOR PARENT COMPANY - STATEMENTS OF COMPREHENSIVE INCOME (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Operating costs and expenses:
General and administrative expenses	¥ 1,545	$ 242	¥ 1,259	¥ 1,061
Total operating costs and expenses	13,607	2,135	11,925	9,236
Loss from operations	164	26	(1,686)	2,108
Interest income	89	14	119	160
Interest expense	(405)	(64)	(533)	(315)
Foreign exchange gain (loss)	(317)	(50)	175	(35)
Other income, net	157	25	(89)	331
Unrealized loss from fair value changes of equity securities	(96)	(15)	(265)	316
Net income (loss) attributable to Huazhu Group Limited	(465)	(73)	(2,192)	1,769
Other comprehensive income
Loss / Gain arising from defined benefit plan, net of tax	(13)	(2)	27
Foreign currency translation adjustments	(99)	(16)	203	(7)
Comprehensive income (loss) attributable to Huazhu Group Limited	(551)	(87)	(2,016)	1,762
Parent Company
Operating costs and expenses:
General and administrative expenses	110	17	155	115
Total operating costs and expenses	110	17	155	115
Loss from operations	(110)	(17)	(155)	(115)
Interest income	8	1	2	10
Interest expense	128	20	154	201
Foreign exchange gain (loss)	(3)	0	(8)	5
Other income, net	15	2	32	30
Unrealized loss from fair value changes of equity securities	(2)	0	(10)	(27)
Income (loss) in investment in subsidiaries	(245)	(39)	(1,899)	2,067
Net income (loss) attributable to Huazhu Group Limited	(465)	(73)	(2,192)	1,769
Other comprehensive income
Foreign currency translation adjustments	(86)	(14)	176	(7)
Comprehensive income (loss) attributable to Huazhu Group Limited	¥ (551)	$ (87)	¥ (2,016)	¥ 1,762